Expense Example - EQUITY INDEX FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 13
3 Years	42
5 Years	73
10 Years	166
Investor
Expense Example:
1 Year	41
3 Years	128
5 Years	224
10 Years	$ 505